Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Nov. 21, 2024	Oct. 21, 2023
Common stock shares, authorized			50,056,099	500,000,000
Common Class A [Member]
Common stock shares, par value	$ 0.00001	$ 0.00001
Common stock shares, authorized	4,000,000,000	4,000,000,000
Common stock shares, issued	61,278,662	53,278,662
Common stock shares, outstanding	61,278,662	53,278,662
Common Class B [Member]
Common stock shares, par value	$ 0.00001	$ 0.00001
Common stock shares, authorized	1,000,000,000	1,000,000,000
Common stock shares, issued	5,777,437	5,777,437	5,777,437
Common stock shares, outstanding	5,777,437	5,777,437	5,777,437